Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2016	2017	2018
CMA CGM, Marseille	19%	34%	51%
New Golden Sea Shipping Pte. Ltd., Singapore	30%	31%	33%
MSC Geneva	22%	17%	11%